Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2010
Payment Date	7/15/2010
Transaction Month	3
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,449,001.68

Principal:
Principal Collections	$24,877,840.94
Prepayments in Full	$16,807,471.11
Liquidation Proceeds	$231,424.74
Recoveries	$0.00

Sub Total	$41,916,736.79

Collections	$46,365,738.47

Purchase Amounts:
Purchase Amounts Related to Principal	$209,369.78
Purchase Amounts Related to Interest	$1,157.49

Sub Total	$210,527.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$46,576,265.74

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2010 7/15/2010 3
III. DISTRIBUTIONS

				Carryover	Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,576,265.74
Servicing Fee	$921,709.76	$921,709.76	$0.00	$0.00	$45,654,555.98
Interest — Class A-1 Notes	$59,392.15	$59,392.15	$0.00	$0.00	$45,595,163.83
Interest — Class A-2 Notes	$122,280.00	$122,280.00	$0.00	$0.00	$45,472,883.83
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$45,052,683.83
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$44,793,608.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,793,608.83
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$44,715,353.41
Second Priority Principal Payment	$2,492,539.90	$2,492,539.90	$0.00	$0.00	$42,222,813.51
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$42,165,390.18
Third Priority Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$20,765,390.18
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$20,693,165.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,693,165.18
Regular Principal Payment	$161,882,107.75	$20,693,165.18	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$46,576,265.74

Principal Payment:

First Priority Principal Payment					$0.00
Second Priority Principal Payment					$2,492,539.90
Third Priority Principal Payment					$21,400,000.00
Regular Principal Payment					$20,693,165.18

Total					$44,585,705.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$44,585,705.08	$156.44	$59,392.15	$0.21	$44,645,097.23	$156.65
Class A-2 Notes	$0.00	$0.00	$122,280.00	$0.60	$122,280.00	$0.60
Class A-3 Notes	$0.00	$0.00	$420,200.00	$1.10	$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$44,585,705.08	$44.99	$1,068,850.90	$1.08	$45,654,555.98	$46.07

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2010
Payment Date	7/15/2010
Transaction Month	3
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$185,774,647.65	0.6518409	$141,188,942.57	0.4953998
Class A-2 Notes	$203,800,000.00	1.0000000	$203,800,000.00	1.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$991,024,647.65	0.9089884	$946,438,942.57	0.8680935

Pool Information
Weighted Average APR		4.620%		4.579%
Weighted Average Remaining Term		53.44		52.64
Number of Receivables Outstanding		53,312		51,757
Pool Balance		$1,106,051,713.10		$1,063,743,278.19
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$983,749,534.76		$945,732,107.75
Pool Factor		0.9217098		0.8864528
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$15,956,149.17
Yield Supplement Overcollateralization Amount	$118,011,170.44
Targeted Overcollateralization Amount	$121,967,320.75
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$117,304,335.62
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2010 7/15/2010 3
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	150	$182,328.34
(Recoveries)	0	$0.00

Net Losses for Current Collection Period		$182,328.34
Cumulative Net Losses Last Collection Period		$41,680.35

Cumulative Net Losses for all Collection Periods		$224,008.69

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.20%
Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.59%	314	$6,323,925.04
61-90 Days Delinquent	0.05%	24	$529,377.56
91-120 Days Delinquent	0.00%	1	$39,733.43
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.65%	339	$6,893,036.03

Repossesion Inventory:

Repossesed in the Current Collection Period		32	$609,801.81
Total Repossesed Inventory		30	$644,433.82

Ratio of Net Losses to the Average Pool Balance for the Collection Period:

Second Preceding Collection Period			0.0005%
Preceding Collection Period			0.0439%
Current Collection Period			0.2017%
Three Month Average			0.0820%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:

Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0038%
Current Collection Period			0.0483%
Three Month Average			0.0174%